Document And Entity Information Document And Entity Information	Oct. 25, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 25, 2022
Entity Registrant Name	EMCOR Group, Inc.
Entity Central Index Key	0000105634
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	1-8267
Entity Tax Identification Number	11-2125338
Entity Address, Address Line One	301 Merritt Seven
Entity Address, City or Town	Norwalk,
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06851-1092
City Area Code	(203)
Local Phone Number	849-7800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	EME
Security Exchange Name	NYSE
Entity Emerging Growth Company	false